UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Accessor Capital Management LP
Address:          1420 Fifth Avenue
                  Suite 3600
                  Seattle, WA 98101

13F File Number: 28-03457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christine J. Stansbery
Title:   Chief Compliance Officer
Phone:   (206) 224-7420

I am signing this report as required by the SEC Act of 1934.

Signature, Place, and Date of Signing:


/s/Christine J. Stansbery
Christine J. Stansbery     Seattle, Washington       May 15, 2007
Report Type (Check only one.):

         [  ]     13F HOLDINGS REPORT

         [X]      13F NOTICE

         [  ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

         13F File Number            Name

         28-1342           Janus Capital Corp.
         028-11664         Pictet Asset Management Ltd.
         028-05990         Acadian Asset Management
         28-399            State Street Corporation